Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Balance Sheet Components [Line Items]
Inventory write down	$ 2,100		$ 2,100		$ 2,700
Inventory obsolescence impairment	100	$ 100	144	$ 1,767
Total inventory balance includes write down					2,700	$ 6,400
Inventory write offs charged to cost of revenue and included in write down balance					797	4,764
Property and equipment, net	8,562		8,562		9,731	10,533
Restricted cash	1,300		1,300		1,300	1,600
Restricted cash, current	276	276	276	276	276	276
Restricted cash, non-current	$ 1,004	$ 1,280	$ 1,004	$ 1,280	1,000
THAILAND
Schedule Of Balance Sheet Components [Line Items]
Property and equipment, net					1,300
Properties and Equipment [Member]
Schedule Of Balance Sheet Components [Line Items]
Depreciation expense					$ 3,700	$ 2,000